Annual Total Returns[BarChart] - ProShares UltraPro QQQ - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.77%)	51.95%	139.99%	56.82%	17.41%	11.05%	118.64%	(19.65%)	133.92%	109.85%